Personnel expenses - Employees by age distribution (Details) - employee	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Personnel expense
Number of employees	238	250	256
Number of employees under the age of 30 years	13	16	16
Number of employees between 30 and 50 years	127	142	153
Number of employees over 50 years	98	92	87